PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Comprehensive Loss (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, income taxes	$ 0	$ 0	$ 0
Foreign currency translation adjustment, income taxes	0	0	0
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, income taxes	0	0	0
Foreign currency translation adjustment, income taxes	$ 0	$ 0	$ 0